Material Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]

Basis of presentation

GreenPower has applied the same accounting policies and methods of computation in its Consolidated Condensed Interim Financial Statements as in the annual audited financial statements for the year ended March 31, 2024, except for the following which either did not apply to the prior year or are amendments which apply for the current fiscal year.

Adoption of accounting standards [Policy Text Block]

Adoption of accounting standards

Certain new accounting standards have been published by the IASB that are effective for annual reporting periods beginning on or after January 1, 2024, as follows:

 • IAS 1 - Presentation of Financial Statements

 • IAS 7 - Statement of Cash Flows

 • IFRS 7 - Financial Instruments

 • IFRS 16 - Leases (liability in a sale leaseback)

Amendments to these standards did not cause a change to the Company's financial statements.

Future accounting pronouncements [Policy Text Block]

Future accounting pronouncements

Certain new accounting standards and interpretations have been published by the IASB that are mandatory for the annual period beginning April 1, 2025. The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated condensed interim financial statements.